General_Financial informations Maximum exposure and Loss recognised of unconsolidated structured entities (Details) - KRW (₩)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Asset securitization vehicle
Disclosure of unconsolidated structured entities [Line Items]
The maximum exposure to risks	₩ 3,697,522,000,000	₩ 4,032,531,000,000
Investments	2,956,395,000,000	3,215,159,000,000
Credit facilities	741,127,000,000	817,372,000,000
Loss recognized on unconsolidated structured entities	₩ 158,000,000	₩ 837,000,000
Disclosure of information about interests in structured entity	Asset securitization vehicle issues asset-backed securities and redeems the principal and interest or distributes dividends on asset-backed securities with profits from collecting cash flows or sale of securitized assets. The Group, as a secondary guarantor, provides purchase commitments for its asset-backed securities or guarantees to such asset securitization vehicle and recognizes commission income or interest income related to the commitment or guarantees. Therefore, the Group would be exposed to risks to purchases or pays back asset-backed securities issued by the vehicles when a primary guarantor fails to provide the financing asset securitization vehicles.	Asset securitization vehicle issues asset-backed securities and redeems the principal and interest or distributes dividends on asset-backed securities with profits from collecting cash flows or sale of securitized assets. The Group, as a secondary guarantor, provides purchase commitments for its asset-backed securities or guarantees to such asset securitization vehicle and recognizes commission income or interest income related to the commitment or guarantees. Therefore, the Group would be exposed to risks to purchases or pays back asset-backed securities issued by the vehicles when a primary guarantor fails to provide the financing asset securitization vehicles.
Asset securitization vehicle | Classes of assets [Domain]
Disclosure of unconsolidated structured entities [Line Items]
Total asset of the unconsolidated structured entities	₩ 7,955,990,000,000	₩ 7,295,601,000,000
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	2,956,395,000,000	3,215,159,000,000
Asset securitization vehicle | Financial assets at FVTPL (IFRS 9)
Disclosure of unconsolidated structured entities [Line Items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	232,931,000,000
Asset securitization vehicle | Financial assets at FVTOCI
Disclosure of unconsolidated structured entities [Line Items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	499,861,000,000
Asset securitization vehicle | Financial assets at amortized cost
Disclosure of unconsolidated structured entities [Line Items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	2,223,211,000,000
Asset securitization vehicle | Loans and receivables
Disclosure of unconsolidated structured entities [Line Items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities		43,180,000,000
Asset securitization vehicle | Financial assets held for trading
Disclosure of unconsolidated structured entities [Line Items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities		0
Asset securitization vehicle | Available-for-sale financial assets
Disclosure of unconsolidated structured entities [Line Items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities		902,390,000,000
Asset securitization vehicle | Held-to-maturity financial assets
Disclosure of unconsolidated structured entities [Line Items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities		2,269,451,000,000
Asset securitization vehicle | Investments in joint ventures and associates
Disclosure of unconsolidated structured entities [Line Items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	0	0
Asset securitization vehicle | Derivative assets
Disclosure of unconsolidated structured entities [Line Items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	392,000,000	138,000,000
Asset securitization vehicle | Liabilities [Domain]
Disclosure of unconsolidated structured entities [Line Items]
Liabilities recognized in the consolidated financial statements related to the unconsolidated structured entities	1,442,000,000	1,433,000,000
Asset securitization vehicle | Derivative liabilities
Disclosure of unconsolidated structured entities [Line Items]
Liabilities recognized in the consolidated financial statements related to the unconsolidated structured entities	361,000,000	575,000,000
Asset securitization vehicle | Other liabilities (including provisions)
Disclosure of unconsolidated structured entities [Line Items]
Liabilities recognized in the consolidated financial statements related to the unconsolidated structured entities	1,081,000,000	858,000,000
Structured finance
Disclosure of unconsolidated structured entities [Line Items]
The maximum exposure to risks	2,818,678,000,000	2,918,448,000,000
Investments	2,162,493,000,000	2,314,043,000,000
Credit facilities	656,185,000,000	604,405,000,000
Loss recognized on unconsolidated structured entities	₩ 8,757,000,000	₩ 3,939,000,000
Disclosure of information about interests in structured entity	Structured finance includes investments in project financing on real estates, social overhead capital (“SOC”), infrastructure and shipping finance. They are formed as special purpose entity by funding through equity investments and loans from various investors. Investment decisions are made by the Group based on business outlook of such projects. In relation to such investments, the Group recognizes interest income on loans, gains or losses on valuation of equity investments or dividend income. The structured finance is secured by additional funding agreement, guarantee or credit facilities. However, the structured financing project would fail to return the capital of equity investments or principal of loans to the Group if it is discontinued or did not achieve business outcome.	Structured finance includes investments in project financing on real estates, social overhead capital (“SOC”), infrastructure and shipping finance. They are formed as special purpose entity by funding through equity investments and loans from various investors. Investment decisions are made by the Group based on business outlook of such projects. In relation to such investments, the Group recognizes interest income on loans, gains or losses on valuation of equity investments or dividend income. The structured finance is secured by additional funding agreement, guarantee or credit facilities. However, the structured financing project would fail to return the capital of equity investments or principal of loans to the Group if it is discontinued or did not achieve business outcome.
Structured finance | Classes of assets [Domain]
Disclosure of unconsolidated structured entities [Line Items]
Total asset of the unconsolidated structured entities	₩ 36,949,944,000,000	₩ 40,172,830,000,000
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	2,162,493,000,000	2,314,043,000,000
Structured finance | Financial assets at FVTPL (IFRS 9)
Disclosure of unconsolidated structured entities [Line Items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	69,259,000,000
Structured finance | Financial assets at FVTOCI
Disclosure of unconsolidated structured entities [Line Items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	49,538,000,000
Structured finance | Financial assets at amortized cost
Disclosure of unconsolidated structured entities [Line Items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	2,039,184,000,000
Structured finance | Loans and receivables
Disclosure of unconsolidated structured entities [Line Items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities		1,969,760,000,000
Structured finance | Financial assets held for trading
Disclosure of unconsolidated structured entities [Line Items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities		233,428,000,000
Structured finance | Available-for-sale financial assets
Disclosure of unconsolidated structured entities [Line Items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities		106,819,000,000
Structured finance | Held-to-maturity financial assets
Disclosure of unconsolidated structured entities [Line Items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities		0
Structured finance | Investments in joint ventures and associates
Disclosure of unconsolidated structured entities [Line Items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	885,000,000	0
Structured finance | Derivative assets
Disclosure of unconsolidated structured entities [Line Items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	3,627,000,000	4,036,000,000
Structured finance | Liabilities [Domain]
Disclosure of unconsolidated structured entities [Line Items]
Liabilities recognized in the consolidated financial statements related to the unconsolidated structured entities	1,587,000,000	1,506,000,000
Structured finance | Derivative liabilities
Disclosure of unconsolidated structured entities [Line Items]
Liabilities recognized in the consolidated financial statements related to the unconsolidated structured entities	749,000,000	968,000,000
Structured finance | Other liabilities (including provisions)
Disclosure of unconsolidated structured entities [Line Items]
Liabilities recognized in the consolidated financial statements related to the unconsolidated structured entities	838,000,000	538,000,000
Investment Funds
Disclosure of unconsolidated structured entities [Line Items]
The maximum exposure to risks	1,398,067,000,000	1,138,523,000,000
Investments	1,333,612,000,000	1,138,523,000,000
Credit facilities	64,455,000,000	0
Loss recognized on unconsolidated structured entities	₩ 9,110,000,000	₩ 5,993,000,000
Disclosure of information about interests in structured entity	Investment funds include trusts and private equity funds. A trust is formed by contributions from various investors, operated by a manager engaged to the trust and distributed proceeds from sales of investments to the investors. A private equity fund is established in order to acquire ownership interests in a portfolio company with exit strategy after implementing financial and operational restructuring of the company. The Group recognizes unrealized gains or losses on change in value of investments in proposition of ownership interests in investments. The Group would be exposed to risks of loss when the value of portfolio investment is decreased.	Investment funds include trusts and private equity funds. A trust is formed by contributions from various investors, operated by a manager engaged to the trust and distributed proceeds from sales of investments to the investors. A private equity fund is established in order to acquire ownership interests in a portfolio company with exit strategy after implementing financial and operational restructuring of the company. The Group recognizes unrealized gains or losses on change in value of investments in proposition of ownership interests in investments. The Group would be exposed to risks of loss when the value of portfolio investment is decreased.
Investment Funds | Classes of assets [Domain]
Disclosure of unconsolidated structured entities [Line Items]
Total asset of the unconsolidated structured entities	₩ 14,777,372,000,000	₩ 13,641,135,000,000
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	1,333,612,000,000	1,138,523,000,000
Investment Funds | Financial assets at FVTPL (IFRS 9)
Disclosure of unconsolidated structured entities [Line Items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	1,079,544,000,000
Investment Funds | Financial assets at FVTOCI
Disclosure of unconsolidated structured entities [Line Items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	0
Investment Funds | Financial assets at amortized cost
Disclosure of unconsolidated structured entities [Line Items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	10,697,000,000
Investment Funds | Loans and receivables
Disclosure of unconsolidated structured entities [Line Items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities		0
Investment Funds | Financial assets held for trading
Disclosure of unconsolidated structured entities [Line Items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities		10,160,000,000
Investment Funds | Available-for-sale financial assets
Disclosure of unconsolidated structured entities [Line Items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities		904,774,000,000
Investment Funds | Held-to-maturity financial assets
Disclosure of unconsolidated structured entities [Line Items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities		0
Investment Funds | Investments in joint ventures and associates
Disclosure of unconsolidated structured entities [Line Items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	243,371,000,000	223,589,000,000
Investment Funds | Derivative assets
Disclosure of unconsolidated structured entities [Line Items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	0	0
Investment Funds | Liabilities [Domain]
Disclosure of unconsolidated structured entities [Line Items]
Liabilities recognized in the consolidated financial statements related to the unconsolidated structured entities	81,000,000	0
Investment Funds | Derivative liabilities
Disclosure of unconsolidated structured entities [Line Items]
Liabilities recognized in the consolidated financial statements related to the unconsolidated structured entities	0	0
Investment Funds | Other liabilities (including provisions)
Disclosure of unconsolidated structured entities [Line Items]
Liabilities recognized in the consolidated financial statements related to the unconsolidated structured entities	₩ 81,000,000	₩ 0